CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term loan		$ 3,000
Accounts receivable, allowance for doubtful accounts	$ 1,727	4,458
Accounts payable	36,371	39,804
Accrued expenses and other current liabilities	10,744	4,863
Deferred revenue	1,361	4,004
Income tax payable	43,567	$ 967
Amount due to related parties	15,389
Other non-current liabilities	1,205	$ 1,257
Non-current deferred tax liability	91	$ 130
Non-current provision for earnout commitment	$ 25,240
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	124,395,645	119,942,413
Treasury stock, shares	3,266,412	7,719,644
AirMedia's VIEs [Member]
Short-term loan
Accounts payable	$ 33,818	$ 33,302
Accrued expenses and other current liabilities	7,554	2,994
Deferred revenue	1,355	3,998
Income tax payable	43,081	$ 408
Amount due to related parties	15,389
Other non-current liabilities	1,205	$ 1,257
Non-current deferred tax liability	91	$ 130
Non-current provision for earnout commitment	$ 25,240